Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers, property, plant and equipment	€ 93,786
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	84,384
Acquisition costs | Technical equipment and machines and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 8,907	€ 5,013